Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
U.S.
Required statutory capital and surplus	$ 513.9	$ 561.2
Actual statutory capital and surplus	838.6	889.7
Bermuda
Required statutory capital and surplus	536.7	683.7
Actual statutory capital and surplus	1,426.5	1,141.0
U.K.
Required statutory capital and surplus	771.8	800.7
Actual statutory capital and surplus	$ 802.5	$ 963.6